Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenue	$ 2,888,607		$ 2,817,465		$ 2,670,133
Airborne Systems [Member]
Revenue from External Customer [Line Items]
Revenue	1,054,468		969,446		791,111
Land Vehicles Systems [Member]
Revenue from External Customer [Line Items]
Revenue	374,487		405,294		363,245
C4 ISR Systems [Member]
Revenue from External Customer [Line Items]
Revenue	1,017,638		996,382		1,019,068
Electro-Optic Systems [Member]
Revenue from External Customer [Line Items]
Revenue	324,135		300,158		368,808
Others [Member]
Revenue from External Customer [Line Items]
Revenue	$ 117,879	[1]	$ 146,185	[1]	$ 127,901	[1]

[1]	Mainly non-defense engineering and production services.